SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 116	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 117	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)

on ________________ pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, Mutual Fund and Variable Insurance Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 116 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Diego, State of California, on the 5th day of April, 2016.

Mutual Fund and Variable Insurance Trust

By: _/s/ JoAnn Strasser___________________

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 116 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*                                                                                                      April 5, 2016

Lisa K. Householder, President and Principal Executive Officer                     Date

*                                                                                                      April 5, 2016

Bryan W. Ashmus, Treasurer and Principal                                                   Date

Financial Officer

*                                                                                                        April 5, 2016

Tobias Caldwell, Trustee                                                                              Date

*                                                                                                        April 5, 2016

Stephen Lachenauer, Trustee                                                                        Date

*                                                                                                       April 5, 2016

Donald McIntosh, Trustee                                                                             Date

*By:	/s/ JoAnn Strasser
JoAnn Strasser

Attorney-in-Fact

Exhibit Index

Index No.        Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH    XBRL Taxonomy Extension Schema Document

EX-101.CAL    XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase